Long Term Loans From Banks and Others (Details) - Schedule of Long Term Loans From Banks and Others - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long Term Loans From Banks and Others (Details) - Schedule of Long Term Loans From Banks and Others [Line Items]
Long-term liabilities	$ 170,451
Current maturities	79,564
Long-term liabilities net of current maturities	$ 90,887	$ 115,874
NIS (Unlinked) [Member]
Long Term Loans From Banks and Others (Details) - Schedule of Long Term Loans From Banks and Others [Line Items]
Currency	NIS (Unlinked)
Long-term liabilities	$ 122,951
Current maturities	66,356
Long-term liabilities net of current maturities	$ 56,595	88,532
NIS (Unlinked) [Member] | Minimum [Member]
Long Term Loans From Banks and Others (Details) - Schedule of Long Term Loans From Banks and Others [Line Items]
Interest rate	1.40%
NIS (Unlinked) [Member] | Maximum [Member]
Long Term Loans From Banks and Others (Details) - Schedule of Long Term Loans From Banks and Others [Line Items]
Interest rate	1.50%
NIS (Linked to USD) [Member]
Long Term Loans From Banks and Others (Details) - Schedule of Long Term Loans From Banks and Others [Line Items]
Currency	USD (Unlinked)
Long-term liabilities	$ 47,500
Current maturities	13,208
Long-term liabilities net of current maturities	$ 34,292	$ 27,342
NIS (Linked to USD) [Member] | Minimum [Member]
Long Term Loans From Banks and Others (Details) - Schedule of Long Term Loans From Banks and Others [Line Items]
Interest rate	7.50%
NIS (Linked to USD) [Member] | Maximum [Member]
Long Term Loans From Banks and Others (Details) - Schedule of Long Term Loans From Banks and Others [Line Items]
Interest rate	8.10%